Taxation (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income Tax Disclosure [Abstract]
Current income tax benefit (expense)	$ (527,690)	$ (3,581,226)	$ 43,791
Deferred income tax benefit	2,501,381	397,477	7,848,378
Total income tax benefit (expense)	$ 1,973,691	$ (3,183,749)	$ 7,892,169